UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR/A

              CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
                              INVESTMENT COMPANIES



Investment Company Act file number: 811-7852

Exact name of registrant as specified in charter:  USAA MUTUAL FUNDS TRUST

Address of principal executive offices and zip code: 9800 FREDERICKSBURG ROAD
                                                     SAN ANTONIO, TX  78288

Name and address of agent for service:               MARK S. HOWARD
                                                     USAA MUTUAL FUNDS TRUST
                                                     9800 FREDERICKSBURG ROAD
                                                     SAN ANTONIO, TX  78288

Registrant's telephone number, including area code:  (210) 498-0226

Date of fiscal year end:   MARCH 31

Date of reporting period:  MARCH 31, 2007



ITEM 1. REPORT TO STOCKHOLDERS.
USAA MUTUAL FUNDS TRUST - ANNUAL REPORT FOR PERIOD ENDING MARCH 31, 2007

                    California Money Market Fund



[LOGO OF USAA]
    USAA(R)

                                 USAA CALIFORNIA
                                       MONEY MARKET Fund

                                  [GRAPHIC OF USAA CALIFORNIA MONEY MARKET FUND]

                            A n n u a l  R e p o r t

--------------------------------------------------------------------------------
    MARCH 31, 2007

Table of CONTENTS
--------------------------------------------------------------------------------

MESSAGE FROM THE PRESIDENT                                                    1

MANAGER'S COMMENTARY                                                          4

INVESTMENT OVERVIEW                                                           6

FINANCIAL INFORMATION

    Distributions to Shareholders                                            10

    Report of Independent Registered Public Accounting Firm                  11

    Portfolio of Investments                                                 12

    Notes to Portfolio of Investments                                        20

    Financial Statements                                                     21

    Notes to Financial Statements                                            24

EXPENSE EXAMPLE                                                              33

TRUSTEES' AND OFFICERS' INFORMATION                                          35

THIS REPORT IS FOR THE INFORMATION OF THE SHAREHOLDERS AND OTHERS WHO HAVE RECEIVED A COPY OF THE CURRENTLY EFFECTIVE PROSPECTUS OF THE FUND, MANAGED BY USAA INVESTMENT MANAGEMENT COMPANY. IT MAY BE USED AS SALES LITERATURE ONLY WHEN PRECEDED OR ACCOMPANIED BY A CURRENT PROSPECTUS, WHICH PROVIDES FURTHER DETAILS ABOUT THE FUND.

(C)2007, USAA. All rights reserved.

 M E S S A G E
==============------------------------------------------------------------------
               from the PRESIDENT

                                                        "

                                     ALTHOUGH POTENTIAL TAX INCREASES MIGHT
[PHOTO OF CHRISTOPHER W. CLAUS]  MAKE TAX-EXEMPT SECURITIES EVEN MORE DESIRABLE,
                                   SO COULD TWO OTHER FACTORS - INFLATION AND
                                                 INTEREST RATES.

                                                        "
                                                                      April 2007
--------------------------------------------------------------------------------

         Tax-exempt bonds appeal to many investors because they ARE tax exempt. Could they become even more attractive in the months and years ahead? Perhaps so, given the financial challenges facing our federal government and the factors affecting the capital markets.

         The United States remains engaged in an expensive war on terrorism, which has created hardships for many military families and stretched our national budget. Scores of baby boomers are approaching their retirement without having saved enough money, putting the Social Security system at risk. The housing market is "adjusting" to lower prices in some areas, and subprime lenders and borrowers are in the news. Meanwhile, U.S. corporations continue to shed pension plans and reduce retirees' medical benefits.

         At some point, the government's funding needs - for the war, Social Security, and Medicare, among other pressing concerns - will require additional revenue. In my opinion, income taxes on individuals and businesses could increase after the 2008 presidential election. After all, the money has to come from somewhere, and taxes may be the government's only option unless it is willing to reduce the budget deficit and make significant cuts to entitlement programs. A hike in taxes on capital gains and dividend payments is also not out of the question.

         Although potential tax increases might make tax-exempt securities even more desirable, so could two other factors - inflation and interest rates. Inflation remains the Federal Reserve Board's (the Fed's) primary concern, and it is running higher than the Fed's so-called "comfort zone" of 2% or less. If economic growth continues to moderate as the housing

2

 . . . C O N T I N U E D
========================--------------------------------------------------------
                         from the PRESIDENT

         market slows, inflation pressures may ease, making it less likely that the Fed will raise short-term interest rates. In recognition of this possibility, the 10-year Treasury should continue trading in a range of 4.5% to 5% over the next 12 months, with other credit markets following suit.

         Under these circumstances, tax-exempt securities could be particularly appealing. Because they offer interest income free from federal and sometimes state taxes, they can potentially provide an attractive return relative to other investments.

         At USAA Investment Management, we continue to be pleased with the performance of our tax-exempt bond funds, all of which are four- and five-star rated by Morningstar as of March 31, 2007. We believe that USAA offers an exceptional value to our members and shareholders who desire tax-exempt income that has not been subject to the alternative minimum tax (AMT) for individual taxpayers since the inception of the funds.

         From all of us here, thank you for your business. We appreciate the opportunity to help you with your investment needs.

         Sincerely,

         /S/ CHRISTOPHER W. CLAUS

         Christopher W. Claus
         President and Vice Chairman of the Board

         As interest rates rise, existing bond prices fall. o Some income may be subject to state or local taxes or the federal alternative minimum tax.

 . . . C O N T I N U E D
========================--------------------------------------------------------

                           MORNINGSTAR RATINGS(TM)                                 # FUNDS
                         FOR PERIOD ENDING 3/31/2007                                  IN     # FUNDS    # FUNDS
USAA                                                          MORNINGSTAR          OVERALL/     IN        IN
FUND NAME              OVERALL   3-YEAR   5-YEAR   10-YEAR    CATEGORY             3-YEAR     5-YEAR    10-YEAR
---------------------------------------------------------------------------------------------------------------
CALIFORNIA BOND        * * * *    4        4        4        Muni California        153        138       113
                                                             Long

FLORIDA TAX-FREE       * * * *    4        4        4        Muni Florida            71         66        61
  INCOME

NEW YORK BOND          * * * *    4        4        5        Muni New York          109         97        81
                                                             Long

TAX EXEMPT            * * * * *   5        5        5        Muni National          271        260       191
  LONG-TERM                                                  Long

TAX EXEMPT            * * * * *   5        5        5        Muni National          233        198       123
  INTERMEDIATE-TERM                                          Intermediate

TAX EXEMPT             * * * *    4        4        4        Muni National          128         88        56
  SHORT-TERM                                                 Short

VIRGINIA BOND         * * * * *   5        5        5        Muni Single State      325        295       246
                                                                Intermediate

The Overall Morningstar Rating for a fund is derived from a weighted average of the performance figures associated with its three-, five-, and 10-year (if applicable) Morningstar Rating metrics. Ratings are based on risk-adjusted returns.

CONSIDER THE INVESTMENT OBJECTIVES, RISKS, CHARGES, AND EXPENSES OF THE USAA MUTUAL FUNDS CAREFULLY BEFORE INVESTING. CONTACT US AT (800) 531-8448 FOR A PROSPECTUS CONTAINING THIS AND OTHER INFORMATION ABOUT THE FUNDS FROM USAA INVESTMENT MANAGEMENT COMPANY, DISTRIBUTOR. READ IT CAREFULLY BEFORE INVESTING.

PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS. For each fund with at least a three-year history, Morningstar calculates a Morningstar Rating(TM) based on a Morningstar Risk-Adjusted Return measure that accounts for variation in a fund's monthly performance (including the effects of sales charges, loads, and redemption fees), placing more emphasis on downward variations and rewarding consistent performance. The top 10% of the funds in each broad asset class receive 5 stars, the next 22.5% receive 4 stars, the next 35% receive 3 stars, the next 22.5% receive 2 stars, and the bottom 10% receive 1 star.

4

 M A N A G E R ' S
==================--------------------------------------------------------------
                   COMMENTARY on the Fund

[PHOTO OF REGINA G. SHAFER] REGINA G. SHAFER, CFA
                            USAA Investment Management Company

--------------------------------------------------------------------------------

HOW DID THE FUND PERFORM FROM APRIL 1, 2006, TO MARCH 31, 2007?

                 Your tax-exempt USAA California Money Market Fund performed well for the one-year period. For that time period, the Fund ranked 19 out of 66 California tax-exempt money market funds, according to iMoneyNet, Inc. The Fund had a return of 3.10%, compared to 2.94% for the category.

WHAT WERE THE MARKET CONDITIONS DURING THE PERIOD?

                 Early in the reporting period, the Federal Reserve Board (the
                 Fed) raised the federal funds rate (the rate charged to banks for overnight loans) twice for a total of 0.50%. However, after the June 2006 increase, the Fed left the target rate unchanged at 5.25% as inflation concerns waned and U.S. economic growth remained fairly strong.

                 Taking a cue from the Fed, short-term municipal yields also remained relatively steady, ending the fiscal year near where they began. According to the Bond Buyer One-Year Note Index, the yield on a one-year note rose from 3.52% on March 30, 2006, to 3.56% on March 29, 2007. The BMA Municipal Swap Index, the index of seven-day variable-rate demand notes (VRDNs), averaged 3.57% for the year, finishing the period slightly higher at 3.65%.

                   REFER TO PAGE 7 FOR BENCHMARK DEFINITION.

                   PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS.

                   THE BOND BUYER ONE-YEAR NOTE INDEX IS BASED ON ESTIMATED YIELDS FOR THEORETICAL NEW ONE-YEAR NOTE ISSUES FROM 10 STATE AND LOCAL ISSUERS: CALIFORNIA, COLORADO, IDAHO, LOS ANGELES COUNTY, MICHIGAN, NEW JERSEY, NEW YORK CITY, PENNSYLVANIA, TEXAS, AND WISCONSIN. THE INDEX IS AN UNWEIGHTED AVERAGE OF THE AVERAGE ESTIMATED BID-SIDE YIELDS FOR THE 10 ISSUES.

                   THE BMA MUNICIPAL SWAP INDEX MEASURES THE YIELD ON SEVEN-DAY VARIABLE-RATE DEMAND NOTES.

 . . . C O N T I N U E D
========================--------------------------------------------------------

WHAT WERE YOUR STRATEGIES IN THIS ENVIRONMENT?

                 We continued to invest a large portion of the portfolio in VRDNs. The VRDNs that the Fund currently owns have a demand feature that allows us to sell the bonds at par (100% of face value) with seven-day notice or less. They also have interest rates that reset at least weekly. As interest rates in the market rose, VRDNs allowed us to capture higher yields quickly and efficiently. In fact, we decreased our purchases of notes and commercial paper toward the end of the fiscal year because we found better yields with VRDNs. As always, the Fund continues to avoid issues subject to the alternative minimum tax (AMT) for individuals to provide our shareholders with as much tax-exempt income as possible.

WHAT ARE THE CONDITIONS IN THE STATE OF CALIFORNIA?

                 Job growth, wages, and business earnings in most industries have remained generally healthy. Tax revenue growth was solid for fiscal year 2006, though California's real estate market
                 - like the nation's - has slowed. The state continues to make steady progress at reducing its structural budget deficit, and the governor's budget proposal for fiscal 2008 would trim it even further. California's general obligation bonds, all upgraded in the past 12 months in recognition of the state's economic progress, are currently rated A1 by Moody's Investors Service and A+ by Standard & Poor's Ratings and Fitch Ratings.

WHAT IS THE OUTLOOK?

                 In the near term, we believe the Fed is likely to remain on hold as it continues to monitor inflation and the economy for significant changes. If the economy shows signs of deterioration, the Fed could start to cut short-term interest rates toward the end of the year. In the meantime, we may use temporary increases in short-term interest rates as an opportunity to purchase fixed-rate notes and commercial paper to lock in higher yields.

                 As always, we will continue working hard on your behalf. Thank you for your confidence and trust in us.

6

 I N V E S T M E N T
====================------------------------------------------------------------
                     OVERVIEW

USAA CALIFORNIA MONEY MARKET FUND (Ticker Symbol: UCAXX)

OBJECTIVE
--------------------------------------------------------------------------------

                 High level of current interest income that is exempt from federal and California state income taxes and a further objective of preserving capital and maintaining liquidity.

TYPES OF INVESTMENTS
--------------------------------------------------------------------------------

                 Invests in high-quality California tax-exempt securities with maturities of 397 days or less.

--------------------------------------------------------------------------------
                                         3/31/07                    3/31/06
--------------------------------------------------------------------------------
Net Assets                           $556.9 Million              $510.9 Million
Net Asset Value Per Share                $1.00                       $1.00

--------------------------------------------------------------------------------
                                         3/31/07                    3/31/06
--------------------------------------------------------------------------------
Dollar-Weighted Average
   Portfolio Maturity                    20 Days                    19 Days

                 DOLLAR-WEIGHTED AVERAGE PORTFOLIO MATURITY IS OBTAINED BY MULTIPLYING THE DOLLAR VALUE OF EACH INVESTMENT BY THE NUMBER OF DAYS LEFT TO ITS MATURITY, THEN ADDING THOSE FIGURES TOGETHER AND DIVIDING THEM BY THE TOTAL DOLLAR VALUE OF THE FUND'S PORTFOLIO.

--------------------------------------------------------------------------------
           AVERAGE ANNUAL TOTAL RETURNS AND 7-DAY YIELD AS OF 3/31/07
--------------------------------------------------------------------------------
1 YEAR                 5 YEARS                10 YEARS               7-DAY YIELD
3.10%                  1.63%                  2.27%                  3.17%

                 THE PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE AND IS NO GUARANTEE OF FUTURE RESULTS. CURRENT PERFORMANCE MAY BE HIGHER OR LOWER THAN THE PERFORMANCE DATA QUOTED. FOR PERFORMANCE DATA CURRENT TO THE MOST RECENT MONTH-END, VISIT USAA.COM.

                 AN INVESTMENT IN A MONEY MARKET FUND IS NOT INSURED OR GUARANTEED BY THE FDIC OR ANY OTHER GOVERNMENT AGENCY. ALTHOUGH THE FUND SEEKS TO PRESERVE THE VALUE OF YOUR INVESTMENT AT $1 PER SHARE, IT IS POSSIBLE TO LOSE MONEY BY INVESTING IN THE FUND.

                 TOTAL RETURN EQUALS INCOME RETURN AND ASSUMES REINVESTMENT OF ALL NET INVESTMENT INCOME DIVIDENDS AND REALIZED CAPITAL GAIN DISTRIBUTIONS. THE TOTAL RETURNS QUOTED DO NOT REFLECT THE DEDUCTION OF TAXES THAT A SHAREHOLDER WOULD PAY ON FUND DISTRIBUTIONS OR THE REDEMPTION OF FUND SHARES. YIELDS AND RETURNS FLUCTUATE. THE SEVEN-DAY YIELD QUOTATION MORE CLOSELY REFLECTS CURRENT EARNINGS OF THE FUND THAN THE TOTAL RETURN QUOTATION.

 . . . C O N T I N U E D
========================--------------------------------------------------------

                             7-DAY YIELD COMPARISON

                        [CHART OF 7-DAY YIELD COMPARISON]

                              USAA CALIFORNIA
                             MONEY MARKET FUND       IMONEYNET AVERAGE
                             -----------------       -----------------
03/27/2006                         2.68%                    2.53%
04/24/2006                         3.10                     2.95
05/30/2006                         2.97                     2.78
06/26/2006                         3.39                     3.21
07/31/2006                         3.08                     2.98
08/28/2006                         3.08                     2.91
09/25/2006                         3.16                     3.00
10/30/2006                         3.11                     2.89
11/27/2006                         3.16                     2.95
12/26/2006                         3.34                     3.06
01/29/2007                         3.08                     2.92
02/26/2007                         3.20                     3.00
03/26/2007                         3.16                     2.98

                                [END CHART]

                       DATA REPRESENT THE LAST MONDAY OF EACH MONTH. ENDING DATE 3/26/07.

                 The graph tracks the Fund's seven-day yield against iMoneyNet, Inc. All state Specific California SB (Stock Broker) & GP (General Purpose) Tax-Free Money Funds, an average of money market fund yields. iMoneyNet, Inc. is an organization that tracks the performance of money market funds.

                 PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS.

8

 P O R T F O L I O
==================--------------------------------------------------------------
                   HIGHLIGHTS

---------------------------------------------------
                 TOP 10 INDUSTRIES
                 (% of Net Assets)
---------------------------------------------------

General Obligation                             38.6%

Special Assessment/Tax/Fee                     11.0%

Appropriated Debt                               9.0%

Escrowed Bonds                                  6.5%

Electric/Gas Utilities                          5.2%

Water/Sewer Utility                             4.9%

Hospital                                        4.7%

Education                                       4.4%

Multifamily Housing                             4.4%

Real Estate Tax/Fee                             1.7%
---------------------------------------------------

                      PORTFOLIO MIX
                         3/31/07

               [PIE CHART OF PORTFOLIO MIX]

Variable-Rate Demand Notes                          87.1%
Fixed-Rate Instruments                               5.5%
Put Bonds                                            4.0%

                       [END CHART]

                 PERCENTAGES ARE OF NET ASSETS OF THE FUND AND MAY NOT EQUAL
                 100%.

                 YOU WILL FIND A COMPLETE LIST OF SECURITIES THAT THE FUND OWNS ON PAGES 12-19.

 . . . C O N T I N U E D
========================--------------------------------------------------------

                        CUMULATIVE PERFORMANCE OF $10,000

                   [CHART OF CUMULATIVE PERFORMANCE OF $10,000]

                                                USAA CALIFORNIA MONEY MARKET FUND
                                                ---------------------------------
03/31/97                                                   $10,000.00
04/30/97                                                    10,028.00
05/31/97                                                    10,057.40
06/30/97                                                    10,087.04
07/31/97                                                    10,114.84
08/31/97                                                    10,139.87
09/30/97                                                    10,169.57
10/31/97                                                    10,197.91
11/30/97                                                    10,224.87
12/31/97                                                    10,256.60
01/31/98                                                    10,283.28
02/28/98                                                    10,307.76
03/31/98                                                    10,335.10
04/30/98                                                    10,365.43
05/31/98                                                    10,394.35
06/30/98                                                    10,424.76
07/31/98                                                    10,451.57
08/31/98                                                    10,477.01
09/30/98                                                    10,503.78
10/31/98                                                    10,529.59
11/30/98                                                    10,555.50
12/31/98                                                    10,581.47
01/31/99                                                    10,604.21
02/28/99                                                    10,622.74
03/31/99                                                    10,647.72
04/30/99                                                    10,671.65
05/31/99                                                    10,696.80
06/30/99                                                    10,724.13
07/31/99                                                    10,746.77
08/31/99                                                    10,772.05
09/30/99                                                    10,796.82
10/31/99                                                    10,820.77
11/30/99                                                    10,850.40
12/31/99                                                    10,879.45
01/31/00                                                    10,904.43
02/29/00                                                    10,926.63
03/31/00                                                    10,953.39
04/30/00                                                    10,980.00
05/31/00                                                    11,019.31
06/30/00                                                    11,051.13
07/31/00                                                    11,082.82
08/31/00                                                    11,114.60
09/30/00                                                    11,143.98
10/31/00                                                    11,177.31
11/30/00                                                    11,212.10
12/31/00                                                    11,242.73
01/31/01                                                    11,268.64
02/28/01                                                    11,292.98
03/31/01                                                    11,315.99
04/30/01                                                    11,348.99
05/31/01                                                    11,378.53
06/30/01                                                    11,402.24
07/31/01                                                    11,426.70
08/31/01                                                    11,446.67
09/30/01                                                    11,464.33
10/31/01                                                    11,484.81
11/30/01                                                    11,501.32
12/31/01                                                    11,513.64
01/31/02                                                    11,524.73
02/28/02                                                    11,535.27
03/31/02                                                    11,546.32
04/30/02                                                    11,558.25
05/31/02                                                    11,571.84
06/30/02                                                    11,581.82
07/31/02                                                    11,592.58
08/31/02                                                    11,604.39
09/30/02                                                    11,615.30
10/31/02                                                    11,629.05
11/30/02                                                    11,641.58
12/31/02                                                    11,651.63
01/31/03                                                    11,660.37
02/28/03                                                    11,668.34
03/31/03                                                    11,676.96
04/30/03                                                    11,686.03
05/31/03                                                    11,695.84
06/30/03                                                    11,702.45
07/31/03                                                    11,707.14
08/31/03                                                    11,712.09
09/30/03                                                    11,717.49
10/31/03                                                    11,723.82
11/30/03                                                    11,729.98
12/31/03                                                    11,736.74
01/31/04                                                    11,742.16
02/29/04                                                    11,746.92
03/31/04                                                    11,752.05
04/30/04                                                    11,758.39
05/31/04                                                    11,764.32
06/30/04                                                    11,770.19
07/31/04                                                    11,776.47
08/31/04                                                    11,783.46
09/30/04                                                    11,792.57
10/31/04                                                    11,804.71
11/30/04                                                    11,816.17
12/31/04                                                    11,829.06
01/31/05                                                    11,841.12
02/28/05                                                    11,854.27
03/31/05                                                    11,868.72
04/30/05                                                    11,888.45
05/31/05                                                    11,911.49
06/30/05                                                    11,930.38
07/31/05                                                    11,948.80
08/31/05                                                    11,968.64
09/30/05                                                    11,990.32
10/31/05                                                    12,011.10
11/30/05                                                    12,034.87
12/31/05                                                    12,063.44
01/31/06                                                    12,087.57
02/28/06                                                    12,112.09
03/31/06                                                    12,140.90
04/30/06                                                    12,168.18
05/31/06                                                    12,199.44
06/30/06                                                    12,233.32
07/31/06                                                    12,263.21
08/31/06                                                    12,294.64
09/30/06                                                    12,326.39
10/31/06                                                    12,356.65
11/30/06                                                    12,387.80
12/31/06                                                    12,422.63
01/31/07                                                    12,452.79
02/28/07                                                    12,482.72
03/31/07                                                    12,516.62

                   [END CHART]

                       DATA FROM 3/31/97 THROUGH 3/31/07.

                 The graph illustrates the performance of a hypothetical $10,000 investment in the USAA California Money Market Fund.

                 PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS. THE CUMULATIVE PERFORMANCE QUOTED DOES NOT REFLECT THE DEDUCTION OF TAXES THAT A SHAREHOLDER WOULD PAY ON REINVESTED NET INVESTMENT INCOME DIVIDENDS AND REALIZED CAPITAL GAIN DISTRIBUTIONS OR ON THE REDEMPTION OF FUND SHARES. SOME INCOME MAY BE SUBJECT TO FEDERAL, STATE, OR LOCAL TAXES, OR TO THE FEDERAL ALTERNATIVE MINIMUM TAX. FOR SEVEN-DAY YIELD INFORMATION, PLEASE REFER TO THE FUND'S INVESTMENT OVERVIEW.

10

 D I S T R I B U T I O N S
==========================------------------------------------------------------
                           to SHAREHOLDERS

USAA CALIFORNIA MONEY MARKET FUND

                 The following federal tax information related to the Fund's fiscal year ended March 31, 2007, is provided for information purposes only and should not be used for reporting to federal or state revenue agencies. Federal tax information for the calendar year will be reported to you on Form 1099-DIV in January 2008.

                 The net investment income earned and distributed by the Fund during the fiscal year ended March 31, 2007, was 100% tax-exempt for federal income tax purposes.

                 Pursuant to Section 852 of the Internal Revenue Code, as amended, the Fund has not designated any long-term realized capital gains for the fiscal year ended March 31, 2007.

 R E P O R T  O F  I N D E P E N D E N T  R E G I S T E R E D
========================--------------------------------------------------------
                         Public ACCOUNTING Firm

THE SHAREHOLDERS AND BOARD OF TRUSTEES OF USAA CALIFORNIA MONEY MARKET FUND:

We have audited the accompanying statement of assets and liabilities, including the portfolio of investments, of the USAA California Money Market Fund (one of the portfolios constituting USAA Mutual Funds Trust) (the "Fund"), as of March 31, 2007, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the Standards of the Public Company Accounting Oversight Board (United states). Those Standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. We were not engaged to perform an audit of the Fund's internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Fund's internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and financial highlights, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of March 31, 2007, by correspondence with the custodian and brokers or by other appropriate auditing procedures where replies from brokers were not received. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the USAA California Money Market Fund at March 31, 2007, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended, in conformity with U.S. generally accepted accounting principles.

                                                            /S/ERNST & YOUNG LLP

San Antonio, Texas
May 17, 2007

12

 P O R T F O L I O
==================--------------------------------------------------------------
                   of INVESTMENTS

USAA CALIFORNIA MONEY MARKET FUND
MARCH 31, 2007

CATEGORIES AND DEFINITIONS
--------------------------------------------------------------------------------

         VARIABLE-RATE DEMAND NOTES (VRDNs) - provide the right to sell the security at face value on either that day or within the rate-reset period. The interest rate is adjusted at a stipulated daily, weekly, monthly, quarterly, or other specified time interval to a rate that reflects current market conditions. The effective maturity of these instruments is deemed to be less than 397 days in accordance with detailed regulatory requirements.

         PUT BONDS - provide the right to sell the bond at face value at specific tender dates prior to final maturity. The put feature shortens the effective maturity of the security.

         FIXED-RATE INSTRUMENTS - consist of municipal bonds, notes, and commercial paper. The interest rate is constant to maturity. Prior to maturity, the market price of a fixed-rate instrument generally varies inversely to the movement of interest rates.

         CREDIT ENHANCEMENTS - add the financial strength of the provider of the enhancement to support the issuer's ability to repay the principal and interest payments when due. The enhancement may be provided by a high-quality bank, insurance company or other corporation, or a collateral trust. The enhancements do not guarantee the values of the securities.

         The Fund's investments consist of securities meeting the requirements to qualify at the time of purchase as "eligible securities" under the Securities and Exchange Commission (SEC) rules applicable to money market funds. With respect to quality, eligible securities generally consist of securities rated in one of the two highest categories for short-term securities or, if not rated, of comparable quality at the time of purchase. USAA Investment Management Company (the Manager) also attempts to minimize credit risk in the Fund through rigorous internal credit research.

 P O R T F O L I O
==================--------------------------------------------------------------
                   of INVESTMENTS
                   (continued)

USAA CALIFORNIA MONEY MARKET FUND
MARCH 31, 2007

         (INS) Principal and interest payments are insured by one of the following: AMBAC Assurance Corp., CIFG Assurance N.A., Financial Guaranty Insurance Co., Financial Security Assurance Holdings Ltd., MBIA Insurance Corp., or XL capital Assurance.

         (LIQ) Liquidity enhancement that may, under certain circumstances, provide for repayment of principal and interest upon demand from one of the following: ABN AMRO Bank, N.V., BNP Paribas, Bank of America, N.A., Bear Stearns & Co. Inc., Citibank, N.A., Citigroup, Inc., DEPFA Bank plc, Deutsche Bank, A.G., Deutsche Postbank, Dexia Credit Local, Goldman Sachs Group, Inc., JPMorgan Chase Bank, N.A., Merrill Lynch & Co., Inc., Morgan Stanley, U.S. Bank, N.A., Wachovia Bank, N.A., or Wells Fargo & Co.

         (LOC) Principal and interest payments are guaranteed by a bank letter of credit or other bank credit agreement.

         (NBGA) Principal and interest payments are guaranteed by a nonbank guarantee agreement from one of the following: Bear Stearns Companies, Inc., California Public Employees' Retirement System, California state Teachers' Retirement System, or Merrill Lynch & Co., Inc.

PORTFOLIO ABBREVIATIONS AND DESCRIPTIONS
--------------------------------------------------------------------------------

         BAN      Bond Anticipation Notes
         CCD      Community College District
         COP      Certificate of Participation
         ETM      Escrowed to Final Maturity
         GO       General Obligation
         MERLOT   Municipal Exempt Receipts-Liquidity Optional Tender

14

 P O R T F O L I O
==================--------------------------------------------------------------
                   of INVESTMENTS
                   (continued)

USAA CALIFORNIA MONEY MARKET FUND
MARCH 31, 2007

         MFH      Multifamily Housing
         P-FLOAT  Puttable Floating Option Tax-Exempt Receipts
         PRE      Prerefunded to a date prior to maturity
         PUTTER   Puttable Tax-Exempt Receipts
         RB       Revenue Bond
         ROC      Reset Option Certificates
         SPEAR    Short Puttable Exempt Adjustable Receipts
         STARS    Short-Term Adjustable-Rate Securities
         TOC      Tender Option Certificates
         TRAN     Tax Revenue Anticipation Note
         USD      Unified School District

 P O R T F O L I O
==================--------------------------------------------------------------
                   of INVESTMENTS (continued)
                   (in thousands)

USAA CALIFORNIA MONEY MARKET FUND
MARCH 31, 2007

PRINCIPAL                                                                            COUPON             FINAL
   AMOUNT    SECURITY                                                                  RATE          MATURITY        VALUE
--------------------------------------------------------------------------------------------------------------------------
             VARIABLE-RATE DEMAND NOTES (87.1%)

             CALIFORNIA (82.7%)
  $26,240    Antelope Valley Healthcare District RB,
                Series 2002A, SPEAR, Series DBE-100
                (LIQ)(LOC - Deutsche Bank, AG)(a)                                      3.74%        9/01/2017     $ 26,240
    2,430    Apple Valley COP, Series 2001
                (LOC - Allied Irish Banks plc)                                         3.62         9/01/2015        2,430
    2,505    Chabot-Las Positas CCD GO,
                Series 2006C, Floater Certificates,
                Series 2006-87Z (INS)(LIQ)(a)                                          3.70         8/01/2035        2,505
             Golden State Tobacco Securitization Corp. RB,
    6,720       Series 2003B, TOC Trust,
                Series 2004-B (LIQ) (PRE)(a)                                           3.65         6/01/2028        6,720
    7,000       Series 2005A, EAGLE Tax-Exempt Trust,
                Series 20060117 (LIQ)(INS)(a)                                          3.69         6/01/2035        7,000
    2,500       Series 2005A, Municipal Securities Trust
                Certificates, Series 7021 (LIQ)(INS)(a)                                3.70         6/01/2038        2,500
    1,854       Series 2005A, TOC Trust, Series Z-4 (INS)(LIQ)(a)                      3.71        12/13/2023        1,854
    2,594       Series 2005A, TOC Trust, Series Z-5 (INS)(LIQ)(a)                      3.71         5/06/2022        2,594
   13,335       Series 2007A-1, Trust Certificates,
                Series 7043 (LIQ)(NBGA)(a)                                             3.72         6/01/2047       13,335
    7,000       Series 2007A-1, Trust Certificates,
                Series 7044 (LIQ)(NBGA)(a)                                             3.72         6/01/2047        7,000
    7,000       Series 2007A-1, Trust Certificates,
                Series 7045 (LIQ)(NBGA)(a)                                             3.71         6/01/2047        7,000
   16,645       STARS, Series 2007-020,
                BNP Paribas (PRE)(LIQ)(a)                                              3.69         6/01/2039       16,645
    2,680    Hacienda La Puente USD COP
                (LOC - Union Bank of California, N.A.)                                 3.84        10/01/2009        2,680
      155    Hanford 1997 COP (LOC - Union Bank of California, N.A.)                   3.69         3/01/2008          155
    5,125    Hanford Sewer System RB, Series 1996A
                (LOC - Union Bank of California, N.A.)                                 3.69         4/01/2023        5,125
    2,850    Lemoore COP, Series 1995 (LOC - Union
                Bank of California, N.A.)                                              3.75        11/01/2020        2,850
    8,320    Loma Linda Water RB, Series 1995
                (LOC - Union Bank of California, N.A.)                                 3.70         6/01/2025        8,320
   21,190    Long Beach USD GO, 1999 Series F,
               ABN AMRO MuniTOPS Certificates Trust,
                Series 2004-34 (LIQ)(INS)(a)                                           3.66         2/01/2011       21,190

16

 P O R T F O L I O
==================--------------------------------------------------------------
                   of INVESTMENTS (continued)
                   (in thousands)

USAA CALIFORNIA MONEY MARKET FUND
MARCH 31, 2007

PRINCIPAL                                                                            COUPON             FINAL
   AMOUNT    SECURITY                                                                  RATE          MATURITY        VALUE
--------------------------------------------------------------------------------------------------------------------------
  $ 7,900    Los Angeles Community Redevelopment
                Agency MFH RB, Series 1985 (LOC - Wells
                Fargo Bank, N.A.)                                                      3.67%       12/01/2008     $  7,900
             Los Angeles Department Water and Power RB,
    5,550       Series 2005A, EAGLE Tax-Exempt Trust,
                Series 20060010 (LIQ)(INS)(a)                                          3.69         7/01/2035        5,550
    7,825       Series 2005A-1, PUTTER,
                Series 1262 (LIQ)(INS)(a)                                              3.65         7/01/2013        7,825
   20,405    Los Angeles Senior COP, Series 2000, MERLOT,
                Series 2000 NN (INS)(LIQ)(a)                                           3.67        11/01/2031       20,405
             Los Angeles USD GO,
    5,245       Series 2006F, Solar Eclipse Certificates,
                Series 2006-0018 (INS)(LIQ)(a)                                         3.67         7/01/2030        5,245
   25,000       Series 2007, PUTTER,
                Series 1711P (INS)(LIQ)(a)                                             3.85         1/01/2015       25,000
   10,425       Series 2006F, ROC Trust II R,
                Series 808PB (LIQ)(INS)(a)                                             3.68         7/01/2027       10,425
    3,300       Series 2007B, Floater Certificates,
                Series 9TP (INS)(LIQ)(a)                                               3.67         7/01/2031        3,300
    3,250    Merced Irrigation District RB, Series 2005,
                ROC Trust II-R, Series 512 (LIQ)(INS)(a)                               3.68         9/01/2036        3,250
    7,700    Monrovia Redevelopment Agency COP,
                Series 1984 (NBGA)                                                     3.65        12/01/2014        7,700
    6,855    Montebello Public Financing Auth.
                Lease RB, Series 2004A (LOC - Union
                Bank of California, N.A.)                                              3.70        12/01/2034        6,855
    9,760    P-FLOAT, Series PZP-019 (INS)(LIQ)(a)                                     3.72         2/01/2038        9,760
    1,240    Pasadena COP, Series 2006A, PUTTER,
                Series 1464 (INS)(LIQ)(a)                                              3.68         8/01/2019        1,240
    5,283    Sacramento City Financing Auth.
                Tax Allocation RB, Series 2005A, TOC
                Trust, Series 2006-Z-3 (INS)(LIQ)(a)                                   3.71        12/12/2025        5,283
    4,000    Sacramento County Sanitation District
                Financing Auth. RB, Series 2004A, EAGLE
                Tax-Exempt Trust, Series 20060023 (INS)(LIQ)(a)                        3.69        12/01/2035        4,000
    1,230    San Diego County COP
                (LOC - Comerica Bank, N.A.)                                            3.64         1/01/2023        1,230
    6,000    San Diego County COP
                (LOC - Comerica Bank, N.A.)                                            3.63        12/01/2028        6,000
   10,410    San Francisco City and County GO,
                Series 2005A, ROC Trust II-R,
                Series 4078 (INS)(LIQ)(a)                                              3.68         6/15/2012       10,410

 P O R T F O L I O
==================--------------------------------------------------------------
                   of INVESTMENTS (continued)
                   (in thousands)

USAA CALIFORNIA MONEY MARKET FUND
MARCH 31, 2007

PRINCIPAL                                                                            COUPON             FINAL
   AMOUNT    SECURITY                                                                  RATE          MATURITY        VALUE
--------------------------------------------------------------------------------------------------------------------------
             San Joaquin Hills Transportation Corridor Agency RB,
  $ 2,800    Series 1993, PUTTER, Series 1409 (LIQ)(a)                                 3.68%        7/01/2016     $  2,800
    2,020       Series 1997A, Floater Certificates, GS Trust,
                Series 2006-90TPZ (LIQ)(INS)(a)                                        3.68         1/15/2032        2,020
    1,163       Series 1997A, Floater Certificates, GS Trust,
                Series 2006-91TPZ (LIQ)(INS)(a)                                        3.68         1/15/2026        1,163
    2,975       Series 1993, Floater Certificates,
                Series 20 (ETM)(LIQ)(a)                                                3.69         1/01/2026        2,975
    1,410    San Jose USD GO, Series 2006, P-FLOAT,
                Series PZ-115 (INS)(LIQ)(a)                                            3.69         8/01/2026        1,410
   15,229    San Mateo County CCD GO, Series 2006B,
                Floater Certificates, Series 1595 (LIQ)(a)                             3.64         9/01/2038       15,229
    4,545    Santa Fe Springs Tax Allocation Bonds,
                Series 2006A, P-FLOAT,
                Series PZ-147 (INS)(LIQ)(a)                                            3.69         9/01/2024        4,545
    8,840    Santa Monica CCD GO, Series 2005C,
                ABN AMRO MuniTOPS Certificate Trust,
                Series 2005-55 (LIQ)(INS)(a)                                           3.66         8/01/2013        8,840
    6,300    Selma Public Financing Auth. RB, Series 2001A
                (LOC - Allied Irish Banks plc)                                         3.62         9/15/2022        6,300
    4,400    State Department of Water Resources Power
                Supply RB, Series 2005 F-3 (LOC - Bank of
                New York)(NBGA)                                                        3.68         5/01/2021        4,400
    4,000    State Educational Facilities Auth. RB,
                Series 1998A (LOC - Allied Irish Banks plc)                            3.73        12/01/2028        4,000
             State GO,
    8,000       Floater Certificates, Series 1555 (INS)(LIQ)(a)                        3.64        10/01/2031        8,000
    4,000       P-FLOAT, Series PA-1164 (LIQ)(NBGA)(a)                                 3.70         7/01/2011        4,000
    2,210       P-FLOAT, Series PZ-148 (INS)(LIQ)(a)                                   3.69        10/01/2027        2,210
    2,695       P-FLOAT, Series PZ-149 (INS)(LIQ)(a)                                   3.69        10/01/2027        2,695
    2,695       ROC Trust II-R, Series R-681 (LIQ)(INS)(a)                             3.68         6/01/2033        2,695
    7,510       Series 2006, P-FLOAT,
                Series PT-3850 (LIQ)(NBGA)(a)                                          3.71         9/01/2027        7,510
   26,165       Series 2003, PUTTER, Series 1695 (LIQ)(a)                              3.75         2/01/2012       26,165
   15,000       Series 2007, SPEAR, Series DBE-109 (LIQ)
                (LOC - Deutsche Bank, AG)(a)                                           3.68        12/01/2032       15,000
             State Infrastructure and Economic
                Development Bank RB,
    5,875       Series 2001 (LOC - Allied Irish Banks plc)                             3.62        10/01/2027        5,875
    4,417       Series 2003A, Floater Certificates,
                Series 2006-1504 (LIQ)(a)                                              3.64         7/01/2029        4,417
    2,000       Series 2006 (LOC - California Bank & Trust)                            3.63        10/01/2028        2,000

18

 P O R T F O L I O
==================--------------------------------------------------------------
                   of INVESTMENTS (continued)
                   (in thousands)

USAA CALIFORNIA MONEY MARKET FUND
MARCH 31, 2007

PRINCIPAL                                                                            COUPON             FINAL
   AMOUNT    SECURITY                                                                  RATE          MATURITY        VALUE
--------------------------------------------------------------------------------------------------------------------------
  $ 3,200    Statewide Communities Development Auth. COP,
                Series 1998 (LOC - SunTrust Bank)                                      3.70%        6/01/2013     $  3,200
             Statewide Communities Development Auth. RB,
    5,835       Series 2002 (LOC - SunTrust Bank)                                      3.65         4/01/2027        5,835
    7,760       Series 2006A (LOC - Allied Irish Banks plc)                            3.65         5/01/2026        7,760
    4,210       Series 2005A, ROC Trust II-R, Series 710CE
                (LIQ)(LOC - Citigroup, Inc.)(a)                                        3.73         2/01/2015        4,210
   12,090    Vallejo Housing Auth. MFH Mortgage RB,
                Series 1985A (LOC - Bank of America, N.A.)                             3.70         6/01/2007       12,090
             West Covina Public Financing Auth. Lease RB,
    7,020       Series 2004A (LOC - Union Bank of
                California, N.A.)                                                      3.70         5/01/2034        7,020
    5,335       Series 2004B (LOC - Union Bank of
                California, N.A.)                                                      3.70         5/01/2034        5,335
    3,095    William S. Hart Union High School District GO,
                Series B, ROC Trust II-R, Series 648WFZ
                (INS)(LIQ)(a)                                                          3.69         9/01/2025        3,095
                                                                                                                  --------
                                                                                                                   460,315
                                                                                                                  --------
             PUERTO RICO (4.4%)
   10,000    Commonwealth Aqueduct & Sewer Auth. BAN,
                Series 2006A, ROC Trust II-R, Series 709CE
                (LIQ)(LOC - Citigroup, Inc.)(a)                                        3.71        12/27/2008       10,000
             Commonwealth Highway and Transportation
                Auth. RB,
    1,700       Series L, MACON Trust Variable Certificates,
                Series 2006H (INS)(LIQ)(a)                                             3.66         7/01/2038        1,700
    2,455       Series L, MACON Trust Variable Certificates,
                Series 2006M (LIQ)(INS)(a)                                             3.66         7/01/2030        2,455
    2,220    Commonwealth Public Improvement Bonds of
                2000 GO, MERLOT, Series 2000EE (INS)(LIQ)(a)                           3.66         7/01/2029        2,220
    4,960    Highways and Transportation Auth. RB,
                Series CC, P-FLOAT, Series PT-3931 (LIQ)
                (LOC - Dexia Credit Local)(a)                                          3.67         7/01/2030        4,960
    3,150    Industrial, Tourist, Educational, Medical and
                Environmental Control RB, Series 1998
                (LOC - Banco Santander Puerto Rico)                                    3.68        10/01/2021        3,150
                                                                                                                  --------
                                                                                                                    24,485
                                                                                                                  --------
             Total Variable-Rate Demand Notes (cost: $484,800)                                                     484,800
                                                                                                                  --------

 P O R T F O L I O
==================--------------------------------------------------------------
                   of INVESTMENTS (continued)
                   (in thousands)

USAA CALIFORNIA MONEY MARKET FUND
MARCH 31, 2007

PRINCIPAL                                                                            COUPON             FINAL
   AMOUNT    SECURITY                                                                  RATE          MATURITY        VALUE
--------------------------------------------------------------------------------------------------------------------------
             PUT BONDS (4.0%)

             CALIFORNIA (3.0%)
  $16,840    Sonoma County Junior College District
                GO, Series 2002B, ABN AMRO MuniTOPS,
                Series 2005-63 (LIQ)(INS)(a)                                           3.60%        8/01/2013     $ 16,840
                                                                                                                  --------

             PUERTO RICO (1.0%)
    5,500    Industrial, Medical and Environmental Pollution
                Control Facilities Financing Auth. RB,
                Series 1983A                                                           3.95         3/01/2023        5,500
                                                                                                                  --------
             Total Put Bonds (cost: $22,340)                                                                        22,340
                                                                                                                  --------

             FIXED-RATE INSTRUMENTS (5.5%)

             CALIFORNIA (3.3%)
    8,700    Community College Financing Auth.
                2006 TRAN (INS)                                                        4.50         6/29/2007        8,718
    3,000    Golden State Tobacco Securitization Corp. RB,
                Series 2003B (PRE)                                                     5.50         6/01/2018        3,009
    4,000    State Public Works Board RB, Series 2004A                                 5.00         6/01/2007        4,009
    2,750    Ventura County 2006-07 TRAN                                               4.50         7/02/2007        2,755
                                                                                                                  --------
                                                                                                                    18,491
                                                                                                                  --------

             PUERTO RICO (2.2%)
   12,000    Electric Power Auth. RB, Series W (INS)                                   7.00         7/01/2007       12,094
                                                                                                                  --------
             Total Fixed-Rate Instruments (cost: $30,585)                                                           30,585
                                                                                                                  --------

             TOTAL INVESTMENTS (COST: $537,725)                                                                   $537,725
                                                                                                                  ========

20

 N O T E S
==========----------------------------------------------------------------------
           to Portfolio of INVESTMENTS

USAA CALIFORNIA MONEY MARKET FUND
MARCH 31, 2007

GENERAL NOTES
--------------------------------------------------------------------------------

         Values of securities are determined by procedures and practices discussed in Note 1 to the financial statements.

         The cost of securities at March 31, 2007, for federal income tax purposes, was $537,725,000.

         The portfolio of investments category percentages shown represent the percentages of the investments to net assets and, in total, may not equal 100%. A category percentage of 0.0% represents less than 0.1% of net assets.

SPECIFIC NOTES
--------------------------------------------------------------------------------

         (a) Restricted security that is not registered under the Securities Act of 1933. A resale of this security in the United states may occur in an exempt transaction to a qualified institutional buyer as defined by Rule 144A, and as such has been deemed liquid by the Manager under liquidity guidelines approved by the Board of Trustees, unless otherwise noted as illiquid.

         SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

 S T A T E M E N T
==================--------------------------------------------------------------
                   of ASSETS and LIABILITIES
                   (in thousands)

USAA CALIFORNIA MONEY MARKET FUND
MARCH 31, 2007

ASSETS
  Investments in securities (amortized cost approximates market value)     $537,725
  Cash                                                                           39
  Receivables:
     Capital shares sold                                                      1,119
     USAA Transfer Agency Company (Note 4C)                                       2
     Interest                                                                 3,440
     Securities sold                                                         15,749
                                                                           --------
        Total assets                                                        558,074
                                                                           --------
LIABILITIES
  Payables:
     Capital shares redeemed                                                  1,126
     Dividends on capital shares                                                 31
  Accrued management fees                                                       147
  Accrued transfer agent's fees                                                   5
  Other accrued expenses and payables                                            39
                                                                           --------
        Total liabilities                                                     1,348
                                                                           --------
           Net assets applicable to capital shares outstanding             $556,726
                                                                           ========
NET ASSETS CONSIST OF:
  Paid-in capital                                                          $556,714
  Overdistribution of net investment income                                      (8)
  Accumulated net realized gain on investments                                   20
                                                                           --------
           Net assets applicable to capital shares outstanding             $556,726
                                                                           ========
  Capital shares outstanding, unlimited number of shares
     authorized, no par value                                               556,706
                                                                           ========
  Net asset value, redemption price, and offering price per share          $   1.00
                                                                           ========

  SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

22

 S T A T E M E N T
==================--------------------------------------------------------------
                   of OPERATIONS
                   (in thousands)

USAA CALIFORNIA MONEY MARKET FUND
YEAR ENDED MARCH 31, 2007

INVESTMENT INCOME

  Interest income                                                          $18,639
                                                                           -------
EXPENSES
  Management fees                                                            1,636
  Administration and servicing fees                                            524
  Transfer agent's fees                                                        220
  Custody and accounting fees                                                  103
  Postage                                                                       29
  Shareholder reporting fees                                                    30
  Trustees' fees                                                                 8
  Professional fees                                                             71
  Other                                                                         14
                                                                           -------
     Total expenses                                                          2,635
  Expenses paid indirectly                                                     (23)
                                                                           -------
     Net expenses                                                            2,612
                                                                           -------
NET INVESTMENT INCOME                                                       16,027
                                                                           -------
NET REALIZED GAIN ON INVESTMENTS
  Net realized gain                                                             20
                                                                           -------
Increase in net assets resulting from operations                           $16,047
                                                                           =======

  SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

 S T A T E M E N T S
====================------------------------------------------------------------
                     of Changes in NET ASSETS
                     (in thousands)

USAA CALIFORNIA MONEY MARKET FUND
YEARS ENDED MARCH 31,

                                                                            2007             2006
                                                                       --------------------------
FROM OPERATIONS
  Net investment income                                                $  16,027        $  11,298
  Net realized gain on investments                                            20                -
                                                                       --------------------------
     Increase in net assets resulting from operations                     16,047           11,298
                                                                       --------------------------
DISTRIBUTIONS TO SHAREHOLDERS FROM:
  Net investment income                                                  (16,027)         (11,298)
                                                                       --------------------------
FROM CAPITAL SHARE TRANSACTIONS
  Proceeds from shares sold                                              519,034          529,628
  Reinvested dividends                                                    15,570           10,812
  Cost of shares redeemed                                               (488,813)        (489,035)
                                                                       --------------------------
     Increase in net assets from capital share
        transactions                                                      45,791           51,405
                                                                       --------------------------
  Net increase in net assets                                              45,811           51,405

NET ASSETS
  Beginning of year                                                      510,915          459,510
                                                                       --------------------------
  End of year                                                          $ 556,726        $ 510,915
                                                                       ==========================
Overdistribution of net investment income                              $      (8)       $       -
                                                                       ==========================
CHANGE IN SHARES OUTSTANDING
  Shares sold                                                            519,034          529,628
  Shares issued for dividends reinvested                                  15,570           10,812
  Shares redeemed                                                       (488,813)        (489,035)
                                                                       --------------------------
     Increase in shares outstanding                                       45,791           51,405
                                                                       ==========================

  SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

24

 N O T E S
==========----------------------------------------------------------------------
           to FINANCIAL Statements

USAA CALIFORNIA MONEY MARKET FUND
MARCH 31, 2007

(1) SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
--------------------------------------------------------------------------------

         USAA MUTUAL FUNDS TRUST (the Trust), registered under the Investment Company Act of 1940 (the 1940 Act), as amended, is a management investment company organized as a Delaware statutory trust consisting of 39 separate funds. The information presented in this annual report pertains only to the USAA California Money Market Fund (the Fund), which is classified as diversified under the 1940 Act. The Fund's investment objective is to provide investors with a high level of current interest income that is exempt from federal and California state income taxes, with a further objective of preserving capital and maintaining liquidity.

            A. SECURITY VALUATION - The value of each security is determined
               (as of the close of trading on the New York Stock Exchange
               (NYSE) on each business day the exchange is open) as set forth below:

               1. Pursuant to Rule 2a-7 under the 1940 Act, securities in the
                  Fund are valued at amortized cost, which approximates market value. This method values a security at its cost on the date of purchase and, thereafter, assumes a constant amortization to maturity of any premiums or discounts.

               2. Securities for which valuations are not readily available or are considered unreliable are valued in good faith at fair value, using methods determined by USAA Investment Management Company (the Manager), an affiliate of the Fund, under valuation procedures and procedures to stabilize net asset value (NAV) approved by the Trust's Board of Trustees.

            B. FEDERAL TAXES - The Fund's policy is to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its income to its shareholders. Therefore, no federal income tax provision is required. For the year ended March 31, 2007,

 N O T E S
==========----------------------------------------------------------------------
           to FINANCIAL Statements
           (continued)

USAA CALIFORNIA MONEY MARKET FUND
MARCH 31, 2007

               the Manager voluntarily reimbursed the Fund less than $500 for excise tax incurred on undistributed net capital gains.

            C. INVESTMENTS IN SECURITIES - Security transactions are accounted for on the date the securities are purchased or sold (trade date). Gains or losses from sales of investment securities are computed on the identified cost basis. Interest income is recorded daily on the accrual basis. Premiums and discounts are amortized over the life of the respective securities using the straight-line method. The Fund concentrates its investments in California tax-exempt securities and, therefore, may be exposed to more credit risk than portfolios with a broader geographical diversification.

            D. SECURITIES PURCHASED ON A DELAYED-DELIVERY OR WHEN-ISSUED BASIS
               - Delivery and payment for securities that have been purchased by the Fund on a delayed-delivery or when-issued basis can t ake place a month or more after the trade date. During the period prior to settlement, these securities do not earn interest, are subject to market fluctuation, and may increase or decrease in value prior to their delivery. The Fund maintains segregated assets with a market value equal to or greater than the amount of its purchase commitments. The Fund had no delayed-delivery or when-issued commitments as of March 31, 2007.

            E. EXPENSES PAID INDIRECTLY - Through arrangements with the Fund's custodian and other banks utilized by the Fund for cash management purposes, realized credits, if any, generated from cash balances in the Fund's bank accounts may be used to reduce the Fund's expenses. For the year ended March 31, 2007, these custodian and other bank credits reduced the Fund's expenses by $23,000.

            F. INDEMNIFICATIONS - Under the Trust's organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust. In addition, in the normal course of business the Trust enters into

26

 N O T E S
==========----------------------------------------------------------------------
           to FINANCIAL Statements
           (continued)

USAA CALIFORNIA MONEY MARKET FUND
MARCH 31, 2007

               contracts that contain a variety of representations and warranties that provide general indemnifications. The Trust's maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Trust that have not yet occurred. However, the Trust expects the risk of loss to be remote.

            G. USE OF ESTIMATES - The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that may affect the reported amounts in the financial statements.

(2) LINE OF CREDIT
--------------------------------------------------------------------------------

          The Fund participates in a joint, short-term, revolving, committed loan agreement of $300 million with USAA capital Corporation (CAPCO), an affiliate of the Manager. The purpose of the agreement is to meet temporary or emergency cash needs, including redemption requests that might otherwise require the untimely disposition of securities. Subject to availability, the Fund may borrow from CAPCO an amount up to 5% of the Fund's total assets at a rate per annum equal to the rate at which CAPCO obtains funding in the capital markets, with no markup.

          The USAA funds that are party to the loan agreement are assessed facility fees by CAPCO based on the funds' assessed proportionate share of CAPCO's operating expenses related to obtaining and maintaining CAPCO's funding programs in total (in no event to exceed 0.07% annually of the $300 million loan agreement). The facility fees are allocated among the funds based on their respective average net assets for the period.

          For the year ended March 31, 2007, the Fund paid CAPCO facility fees of $1,000, which represents 1.5% of the total fees paid to CAPCO by the USAA funds. The Fund had no borrowings under this agreement during the year ended March 31, 2007.

 N O T E S
==========----------------------------------------------------------------------
           to FINANCIAL Statements
           (continued)

USAA CALIFORNIA MONEY MARKET FUND
MARCH 31, 2007

(3) DISTRIBUTIONS
--------------------------------------------------------------------------------

          The character of any distributions made during the year from net investment income or net realized gains is determined in accordance with federal tax regulations and may differ from those determined in accordance with U.S. generally accepted accounting principles. Also, due to the timing of distributions, the fiscal year in which amounts are distributed may differ from the year that the income or realized gains were recorded by the Fund.

          During the current fiscal year, permanent differences between book-basis and tax-basis accounting related to the realization of net investment income resulted in reclassifications to the statement of assets and liabilities to increase paid-in capital and increase overdistribution of net investment income by $8,000. This reclassification has no effect on net assets.

          The tax character of distributions paid during the years ended March 31, 2007, and 2006, was as follows:

                                              2007                  2006
                                          ---------------------------------
Tax-exempt income                         $16,027,000           $11,298,000

          As of March 31, 2007, the components of net assets representing distributable earnings on a tax basis were as follows:

Undistributed tax-exempt income                                     $23,000
Undistributed ordinary income*                                       19,000

* Represents short-term realized capital gains, which are taxable as ordinary income.

          Net investment income is accrued daily as dividends and distributed to shareholders monthly. Distributions of realized gains from security transactions not offset by capital losses are made annually in the succeeding fiscal year or as otherwise required to avoid the payment of federal taxes.

28

 N O T E S
==========----------------------------------------------------------------------
           to FINANCIAL Statements
           (continued)

USAA CALIFORNIA MONEY MARKET FUND
MARCH 31, 2007

(4) TRANSACTIONS WITH MANAGER
--------------------------------------------------------------------------------

            A. MANAGEMENT FEES - The Manager carries out the Fund's
               investment policies and manages the Fund's portfolio. The
               Fund's management fees are accrued daily and paid monthly as a percentage of aggregate average net assets of the USAA California Bond and USAA California Money Market funds combined, which on an annual basis is equal to 0.50% of the first $50 million, 0.40% of that portion over $50 million but not over $100 million, and 0.30% of that portion over $100 million. These fees are allocated on a proportional basis to each Fund monthly based upon average net assets. For the year ended
               March 31, 2007, the Fund incurred total management fees, paid or payable to the Manager, of $1,636,000, resulting in an effective annualized management fee of 0.31% of the Fund's average net assets for the same period.

            B. ADMINISTRATION AND SERVICING FEES - The Manager provides certain administration and shareholder servicing functions for the Fund. For such services, the Manager receives a fee accrued daily and paid monthly at an annualized rate of 0.10% of the Fund's average net assets. For the year ended March 31, 2007, the Fund incurred administration and servicing fees, paid or payable to the Manager, of $524,000.

               In addition to the services provided under its Administration and Servicing Agreement with the Fund, the Manager also provides certain legal and tax services for the benefit of the Fund. The Trust's Board of Trustees has approved the reimbursement of these expenses incurred by the Manager. For the year ended
               March 31, 2007, the Fund reimbursed the Manager $13,000 for these legal and tax services. These expenses are included in the professional fees expenses on the Fund's statement of operations.

            C. TRANSFER AGENT'S FEES - USAA Transfer Agency Company, d/b/a
               USAA Shareholder Account Services (SAS), an affiliate of the

 N O T E S
==========----------------------------------------------------------------------
           to FINANCIAL Statements
           (continued)

USAA CALIFORNIA MONEY MARKET FUND
MARCH 31, 2007

               Manager, provides transfer agent services to the Fund based on an annual charge of $25.50 per shareholder account plus out-of-pocket expenses. The Fund also pays SAS fees that are related to the administration and servicing of accounts that are traded on an omnibus basis. For the year ended March 31, 2007, the Fund incurred transfer agent's fees, paid or payable to SAS, of $220,000. Additionally, the Fund recorded a receivable from SAS of $2,000 at March 31, 2007, for adjustments related to corrections to shareholder transactions.

            D. UNDERWRITING SERVICES - The Manager provides exclusive
               underwriting and distribution of the Fund's shares on a continuing best-efforts basis. The Manager receives no commissions or fees for this service.

(5) TRANSACTIONS WITH AFFILIATES
--------------------------------------------------------------------------------

          Certain trustees and officers of the Fund are also directors, officers, and/or employees of the Manager. None of the affiliated trustees or Fund officers received any compensation from the Fund.

(6) SECURITY TRANSACTIONS WITH AFFILIATED FUNDS
--------------------------------------------------------------------------------

          During the year ended March 31, 2007, in accordance with affiliated transaction procedures approved by the Trust's Board of Trustees, purchases and sales of security transactions were executed between the Fund and the following affiliated USAA fund at the then-current market price with no brokerage commissions incurred.

                                                                         NET REALIZED
                                                       COST TO              GAIN TO
         SELLER                    PURCHASER          PURCHASER             SELLER
-------------------------------------------------------------------------------------
USAA Tax Exempt              USAA California
  intermediate-term fund        money market fund     $3,046,000           $18,000

30

 N O T E S
==========----------------------------------------------------------------------
           to FINANCIAL Statements
           (continued)

USAA CALIFORNIA MONEY MARKET FUND
MARCH 31, 2007

(7) NEW ACCOUNTING PRONOUNCEMENTS
--------------------------------------------------------------------------------

            A. FASB INTERPRETATION NO. 48 "ACCOUNTING FOR UNCERTAINTY IN INCOME
               TAXES" (FIN 48) - On July 13, 2006, the Financial Accounting Standards Board (FASB) released FIN 48. FIN 48 provides guidance for how uncertain tax positions should be recognized, measured, presented, and disclosed in the financial statements. FIN 48 requires the evaluation of tax positions taken or expected to be taken in the course of preparing the Fund's tax returns to determine whether the tax positions are "more-likely-than-not" of being sustained by the applicable tax authority. Tax positions not deemed to meet the more-likely-than-not threshold would be recorded as a tax expense in the current year.
               Adoption of FIN 48 is required for fiscal years beginning after December 15, 2006, and is to be applied to all open tax years as of the effective date. Recent Securities and Exchange Commission
               (SEC) guidance allows implementing FIN 48 in Fund NAV calculations as late as the Fund's last NAV calculation in the first required financial statement reporting period. As a result, the Fund will incorporate FIN 48 in its semiannual report on September 30, 2007. The Manager has recently begun to evaluate the application of FIN 48 to the Fund and is not in a position at this time to estimate the significance of its impact on the Fund's financial statements.

            B. STATEMENT ON FINANCIAL ACCOUNTING STANDARDS NO. 157, "FAIR VALUE
               MEASUREMENTS" (FAS 157) - In September 2006, FASB issued FAS
               157. This Standard clarifies the definition of fair value for financial reporting, establishes a framework for measuring fair value, and requires additional disclosures about the use of fair value measurements. FAS 157 is effective for financial statements issued for fiscal years beginning after November 15, 2007, and interim periods within those fiscal years. As of March 31, 2007, the Fund does not believe the

 N O T E S
==========----------------------------------------------------------------------
           to FINANCIAL Statements
           (continued)

USAA CALIFORNIA MONEY MARKET FUND
MARCH 31, 2007

               adoption of FAS 157 will impact the amounts reported in the financial statements; however, additional disclosures will be required about the inputs used to develop the measurements of fair value and the effect of certain measurements reported in the statement of operations for a fiscal period.

            C. STATEMENT ON FINANCIAL ACCOUNTING STANDARDS NO. 159, "THE FAIR
               VALUE OPTION FOR FINANCIAL ASSETS AND FINANCIAL LIABILITIES" (FAS 159) - In February 2007, FASB issued FAS 159. In summary, FAS 159 permits entities to choose to measure many financial instruments and certain other items at fair value that are not currently required to be measured at fair value. FAS 159 also establishes present ation and disclosure requirements designed to facilitate comparisons between entities that choose different measurement attributes for similar types of assets and liabilities. FAS 159 is effective for financial statements issued for fiscal years beginning after November 15, 2007, and interim periods within those fiscal years. The Manager is in the process of evaluating the impact of FAS 159 and is not yet in a position to determine whether it will avail itself of the fair value option prior to the effective date.

32

 N O T E S
==========----------------------------------------------------------------------
           to FINANCIAL Statements
           (continued)

USAA CALIFORNIA MONEY MARKET FUND
MARCH 31, 2007

(8) FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

Per share operating performance for a share outstanding throughout each period is as follows:

                                                                         YEAR ENDED MARCH 31,
                                               --------------------------------------------------------------------
                                                   2007           2006           2005           2004           2003
                                               --------------------------------------------------------------------
Net asset value at beginning of period         $   1.00       $   1.00       $   1.00       $   1.00       $   1.00
                                               --------------------------------------------------------------------
Income from investment operations:
  Net investment income                             .03            .02            .01            .01            .01
  Net realized gain                                 .00(a)           -              -            .00(a)           -
                                               --------------------------------------------------------------------
Total from investment operations                    .03            .02            .01            .01            .01
                                               --------------------------------------------------------------------
Less distributions:
  From net investment income                       (.03)          (.02)          (.01)          (.01)          (.01)
                                               --------------------------------------------------------------------
Net asset value at end of period               $   1.00       $   1.00       $   1.00       $   1.00       $   1.00
                                               ====================================================================
Total return (%)*                                  3.10(c)        2.28            .99            .64           1.13
Net assets at end of period (000)              $556,726       $510,915       $459,510       $466,287       $482,585
Ratio of expenses to
  average net assets (%)**(b)                       .50(c)         .49            .50            .50            .50
Ratio of net investment income
  to average net assets (%)**                      3.06           2.26            .99            .64           1.12

  * Assumes reinvestment of all net investment income distributions during the period.
 ** For the year ended March 31, 2007, average net assets were $524,080,000.
(a) Represents less than $0.01 per share.
(b) Reflects total operating expenses of the Fund before reductions of any expenses paid indirectly. The Fund's expenses paid indirectly decreased the expense ratios as follows:
                                                   (.00%)(+)      (.01%)         (.00%)(+)      (.00%)(+)      (.00%)(+)
    (+) Represents less than 0.01% of average net assets.
(c) For the year ended March 31, 2007, the Manager voluntarily reimbursed the Fund for excise tax incurred. The reimbursement had no effect on the Fund's total return or ratio of expenses to average net assets.

 E X P E N S E
==============------------------------------------------------------------------
                EXAMPLE (unaudited)

USAA CALIFORNIA MONEY MARKET FUND
MARCH 31, 2007

EXAMPLE
--------------------------------------------------------------------------------

          As a shareholder of the Fund, you incur two types of costs: direct costs, such as wire fees, redemption fees, and low balance fees; and indirect costs, including management fees, transfer agency fees, and other Fund operating expenses. This example is intended to help you understand your indirect costs, also referred to as "ongoing costs" (in dollars), of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

          The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire six-month period of October 1, 2006, through March 31, 2007.

ACTUAL EXPENSES
--------------------------------------------------------------------------------

          The first line of the table on the next page provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested at the beginning of the period, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES
--------------------------------------------------------------------------------

          The second line of the table provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual

34

 E X P E N S E
==============------------------------------------------------------------------
                EXAMPLE (unaudited)
                (continued)

USAA CALIFORNIA MONEY MARKET FUND
MARCH 31, 2007

          ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

          Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any direct costs, such as wire fees, redemption fees, or low balance fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these direct costs were included, your costs would have been higher.

                                                                               EXPENSES PAID
                                    BEGINNING               ENDING             DURING PERIOD*
                                  ACCOUNT VALUE          ACCOUNT VALUE        OCTOBER 1, 2006 -
                                 OCTOBER 1, 2006        MARCH 31, 2007         MARCH 31, 2007
                                 --------------------------------------------------------------
Actual                              $1,000.00             $1,015.40                 $2.51

 Hypothetical
   (5% return before expenses)       1,000.00              1,022.44                  2.52

          *Expenses are equal to the Fund's annualized expense ratio of 0.50%, which is net of any reimbursements or expenses paid indirectly, multiplied by the average account value over the period, multiplied by 182 days/365 days (to reflect the one-half year period). The Fund's ending account value on the first line in the table is based on its actual total return of 1.54% for the six-month period of October 1, 2006, through March 31, 2007.

 T R U S T E E S '  A N D  O F F I C E R S '
===================-------------------------------------------------------------
                    INFORMATION

TRUSTEES AND OFFICERS OF THE TRUST
--------------------------------------------------------------------------------

         The Board of Trustees of the Trust consists of five Trustees. These Trustees and the Trust's Officers supervise the business affairs of the USAA family of funds. The Board of Trustees is responsible for the general oversight of the funds' business and for assuring that the funds are managed in the best interests of each fund's respective shareholders. The Board of Trustees periodically reviews the funds' investment performance as well as the quality of other services provided to the funds and their shareholders by each of the fund's service providers, including USAA Investment Management Company (IMCO) and its affiliates. The term of office for each Trustee shall be 20 years or until the Trustee reaches age 70. All members of the Board of Trustees shall be presented to shareholders for election or re-election, as the case may be, at least once every five years. Vacancies on the Board of Trustees can be filled by the action of a majority of the Trustees, provided that at least two-thirds of the Trustees have been elected by the shareholders.

         Set forth below are the Trustees and Officers of the Trust, their respective offices and principal occupations during the last five years, length of time served, and information relating to any other directorships held. Each serves on the Board of Trustees of the USAA family of funds consisting of one registered investment company offering 39 individual funds as of March 31, 2007. Unless otherwise indicated, the business address of each is 9800 Fredericksburg Road, San Antonio, TX 78288.

         If you would like more information about the funds' Trustees, you may call (800) 531-8181 to request a free copy of the funds' statement of additional information (SAI).

36

 . . . C O N T I N U E D
========================--------------------------------------------------------
                         INFORMATION

INTERESTED TRUSTEE(1)
--------------------------------------------------------------------------------

         CHRISTOPHER W. CLAUS (2, 4)
         Trustee
         Born: December 1960
         Year of Election or Appointment: 2001

         President, Financial Services Group, USAA (1/07-present); Chair of the Board Directors and Chief Investment Officer, IMCO (1/07-present); President and Chief Executive Officer, Director, and Chair of the
         Board of Directors, IMCO (12/04-1/07); President and Chief Executive Officer, Director, and Vice Chair of the Board of Directors, IMCO (2/01-12/04). Mr. Claus serves as President, Trustee, and Vice Chair of the Board of Trustees of the USAA family of funds. He also serves as Chair of the Board of Directors of USAA Shareholder Account Services
         (SAS), USAA Financial Planning Services (FPS), and USAA Financial Advisers, Inc. (FAI). Mr. Claus is also a Director for USAA Life Insurance Company (USAA Life) and USAA Federal Savings Bank (FSB).

NON-INTERESTED (INDEPENDENT) TRUSTEES
--------------------------------------------------------------------------------

         BARBARA B. DREEBEN (3, 4, 5, 6)
         Trustee
         Born: June 1945
         Year of Election or Appointment: 1994

         President, Postal Addvantage (7/92-present), a postal mail list management service. Mrs. Dreeben serves as Trustee of the USAA family of funds. Mrs. Dreeben holds no other directorships of any publicly held corporations or other investment companies outside the USAA family of funds.

         (1) INDICATES THE TRUSTEE IS AN EMPLOYEE OF USAA INVESTMENT MANAGEMENT COMPANY OR AFFILIATED COMPANIES AND IS CONSIDERED AN "INTERESTED PERSON" UNDER THE INVESTMENT COMPANY ACT OF 1940.

         (2) MEMBER OF EXECUTIVE COMMITTEE

         (3) MEMBER OF AUDIT COMMITTEE

         (4) MEMBER OF PRICING AND INVESTMENT COMMITTEE

         (5) MEMBER OF CORPORATE GOVERNANCE COMMITTEE

         (6) THE ADDRESS FOR ALL NON-INTERESTED TRUSTEES IS THAT OF THE USAA FUNDS, P.O. BOX 659430, SAN ANTONIO, TX 78265-9430.

 . . . C O N T I N U E D
========================--------------------------------------------------------
                         INFORMATION

         ROBERT L. MASON, PH.D. (3, 4, 5, 6)
         Trustee
         Born: July 1946
         Year of Election or Appointment: 1997

         Institute Analyst, Southwest Research Institute (3/02-present); Staff Analyst, Southwest Research Institute (9/98-3/02), which focuses in the fields of technological research. Dr. Mason serves as a Trustee of the USAA family of funds. Dr. Mason holds no other directorships of any publicly held corporations or other investment companies outside the USAA family of funds.

         MICHAEL F. REIMHERR (3, 4, 5, 6)
         Trustee
         Born: August 1945
         Year of Election or Appointment: 2000

         President of Reimherr Business Consulting (5/95-present), an organization that performs business valuations of large companies to include the development of annual business plans, budgets, and internal financial reporting. Mr. Reimherr serves as a Trustee of the USAA family of funds. Mr. Reimherr holds no other directorships of any publicly held corporations or other investment companies outside the USAA family of funds.

         RICHARD A. ZUCKER (2, 3, 4, 5, 6)
         Trustee and Chair of the Board of Trustees
         Born: July 1943
         Year of Election or Appointment: 1992(+)

         Vice President, Beldon Roofing Company (7/85-present). Mr. Zucker serves as a Trustee of the USAA family of funds. Mr. Zucker holds no other directorships of any publicly held corporations or other investment companies outside the USAA family of funds.

         (+) MR. ZUCKER WAS ELECTED AS CHAIR OF THE BOARD IN 2005.

38

 . . . C O N T I N U E D
========================--------------------------------------------------------
                         INFORMATION

INTERESTED OFFICERS(1)
--------------------------------------------------------------------------------

         KRISTI A. MATUS
         Senior Vice President
         Born: February 1968
         Year of Appointment: 2007

         President and Director, IMCO (2/07-present); President and Vice Chair of the Board of Directors, USAA Life (3/04-present); Vice President, Products & Regulatory Management, USAA Life (1/04-3/04); Vice President, Life Insurance Solutions, USAA Life (9/02-1/04); Executive Vice President and Chief Operating Officer, Thrivent Financial Bank (6/01-9/02). Ms. Matus also serves as President and Director of SAS.

         CLIFFORD A. GLADSON
         Vice President
         Born: November 1950
         Year of Appointment: 2002

         Senior Vice President, Fixed Income Investments, IMCO (9/02-present); Vice President, Fixed Income Investments, IMCO (5/02-9/02); Vice President, Mutual Fund Portfolios, IMCO (12/99-5/02).

         RONALD B. SWEET
         Vice President
         Born: November 1962
         Year of Appointment: 2006

         Vice President, Equity Investments, IMCO (6/06-present); Assistant Vice President, Investment Strategy & Analysis, USAA (12/01-6/06).

         MARK S. HOWARD
         Secretary
         Born: October 1963
         Year of Appointment: 2002

         Senior Vice President, Life/IMCO/FPS General Counsel, USAA (10/03-present); Senior Vice President, Securities Counsel, USAA (12/02-10/03); Senior Vice President, Securities Counsel & Compliance, IMCO (1/02-12/02). Mr. Howard also holds the Officer positions of Senior Vice President, Secretary, and Counsel for USAA Life, IMCO, FAI, FPS, and SAS.

         (1) INDICATES THOSE OFFICERS WHO ARE EMPLOYEES OF USAA INVESTMENT MANAGEMENT COMPANY OR AFFILIATED COMPANIES AND ARE CONSIDERED "INTERESTED PERSONS" UNDER THE INVESTMENT COMPANY ACT OF 1940.

 . . . C O N T I N U E D
========================--------------------------------------------------------
                         INFORMATION

         DEBRA K. DUNN
         Treasurer
         Born: August 1969
         Year of Appointment: 2005

         Assistant Vice President, IMCO/FPS Finance, USAA (9/04-present); Executive Director, IMCO/FPS Finance, USAA (12/03-9/04); Executive Director, FPS Finance, USAA (2/03-12/03); Director, FPS Finance, USAA (12/02-2/03); Director, Strategic Financial Analysis, IMCO (1/01-12/02). Ms. Dunn also holds the Officer positions of Assistant Vice President and Treasurer for IMCO, SAS, FPS, and FAI.

         JAMES L. LOVE
         Assistant Secretary
         Born:  December 1968
         Year of Appointment: 2007

         Executive Director Executive Attorney (EP), Securities Counsel, USAA (1/03-present); Senior Counsel, Securities Counsel, USAA (12/02-1/03); Senior Counsel, Securities Counsel & Compliance, IMCO (5/02-12/02).

         ROBERTO GALINDO, JR.
         Assistant Treasurer
         Born: November 1960
         Year of Appointment: 2000

         Assistant Vice President, Portfolio Accounting/Financial
         Administration, USAA (12/02-present); Assistant Vice President, Mutual Fund Analysis & Support, IMCO (10/01-12/02).

         JEFFREY D. HILL
         Chief Compliance Officer
         Born: December 1967
         Year of Appointment: 2004

         Assistant Vice President, Mutual Funds Compliance, USAA
         (9/04-present); Assistant Vice President, Investment Management Administration & Compliance, USAA (12/02-9/04); Assistant Vice President, Investment Management Administration & Compliance, IMCO (9/01-12/02).

40

 N O T E S
==========----------------------------------------------------------------------

              __________________________________________________________________

              __________________________________________________________________

              __________________________________________________________________

              __________________________________________________________________

              __________________________________________________________________

              __________________________________________________________________

              __________________________________________________________________

              __________________________________________________________________

              __________________________________________________________________

              __________________________________________________________________

              __________________________________________________________________

              __________________________________________________________________

              __________________________________________________________________

              __________________________________________________________________

              __________________________________________________________________

              __________________________________________________________________

              __________________________________________________________________

              __________________________________________________________________

              __________________________________________________________________

              __________________________________________________________________

              __________________________________________________________________

              __________________________________________________________________

              __________________________________________________________________

              __________________________________________________________________

              __________________________________________________________________

              __________________________________________________________________

                    TRUSTEES    Christopher W. Claus
                                Barbara B. Dreeben
                                Robert L. Mason, Ph.D.
                                Michael F. Reimherr
                                Richard A. Zucker

              ADMINISTRATOR,    USAA Investment Management Company
         INVESTMENT ADVISER,    P.O. Box 659453
                UNDERWRITER,    San Antonio, Texas 78265-9825
             AND DISTRIBUTOR

              TRANSFER AGENT    USAA Shareholder Account Services
                                9800 Fredericksburg Road
                                San Antonio, Texas 78288

               CUSTODIAN AND    State Street Bank and Trust Company
            ACCOUNTING AGENT    P.O. Box 1713
                                Boston, Massachusetts 02105

                 INDEPENDENT    Ernst & Young LLP
           REGISTERED PUBLIC    100 West Houston St., Suite 1800
             ACCOUNTING FIRM    San Antonio, Texas 78205

                   TELEPHONE    Call toll free - Central time
            ASSISTANCE HOURS    Monday - Friday, 7 a.m. to 10 p.m.
                                Saturday, 8 a.m. to 5 p.m.

              FOR ADDITIONAL    (800) 531-8181
           INFORMATION ABOUT    For account servicing, exchanges,
                MUTUAL FUNDS    or redemptions (800) 531-8448

             RECORDED MUTUAL    24-hour service (from any phone)
           FUND PRICE QUOTES    (800) 531-8066

           USAA SELF-SERVICE    For account balance, last transaction, fund
            TELEPHONE SYSTEM    prices, or to exchange or redeem fund shares
                                (800) 531-8777

             INTERNET ACCESS    USAA.COM

THE FUND FILES ITS COMPLETE SCHEDULE OF PORTFOLIO HOLDINGS WITH THE SEC FOR THE FIRST AND THIRD QUARTERS OF EACH FISCAL YEAR ON FORM N-Q. THESE FORMS N-Q ARE AVAILABLE (I) BY CALLING (800) 531-8448; (II) AT USAA.COM; AND (III) ON THE SEC'S WEB SITE AT HTTP://WWW.SEC.GOV. THESE FORMS N-Q ALSO MAY BE REVIEWED AND COPIED AT THE SEC'S PUBLIC REFERENCE ROOM IN WASHINGTON, DC. INFORMATION ON THE OPERATION OF THE PUBLIC REFERENCE ROOM MAY BE OBTAINED BY CALLING (800) SEC-0330.

IMCO-2007-836                                           [LOGO OF RECYCLED PAPER]
                                                                Recycled
                                                                  Paper

--------------------------------------------------------------------------------

   [LOGO OF USAA]    9800 Fredericksburg Road                   -------------
      USAA(R)        San Antonio, Texas 78288                     PRSRT STD
                                                                     U.S.
                                                                   Postage
                                                                   P A I D
                                                                     USAA
                                                                -------------
    GO PAPERLESS!
    Clear the clutter -
    get USAA documents online.
    At USAA.COM click: DOCUMENTS

--------------------------------------------------------------------------------

          [LOGO OF USAA]          WE KNOW WHAT IT MEANS TO SERVE.(R)
               USAA               ----------------------------------
                                     INSURANCE o MEMBER SERVICES

40861-0507                                   (C)2007, USAA. All rights reserved.



ITEM 2.  CODE OF ETHICS.

On September 13, 2006, the Board of Trustees of USAA Mutual Funds Trust approved a Code of Ethics (Sarbanes Code) applicable solely to its senior financial officers, including its principal executive officer (President), as defined under the Sarbanes-Oxley Act of 2002 and implementing regulations of the Securities and Exchange Commission. A copy of the Sarbanes Code is attached as an Exhibit to this Form N-CSR/A.

No waivers (explicit or implicit) have been granted from a provision of the Sarbanes Code.



ITEM 3.  AUDIT COMMITTEE FINANCIAL EXPERT.

In 2006, the Trustee designated as the Board's audit committee financial expert resigned from the Board. The Board has not determined that another Trustee qualifies as an audit committee financial expert. The Board is seeking a replacement and will consider a candidate's qualifications to become the audit committee financial expert as a factor in the evaluation process.




ITEM 4.  PRINCIPAL ACCOUNTANT FEES AND SERVICES.

(a) AUDIT FEES. The Registrant, USAA Mutual Funds Trust, consists of 39 funds in all. Only 12 funds of the Registrant have a fiscal year-end of March 31 and are included within this report (the Funds). The aggregate fees accrued or billed by the Registrant's independent auditor, Ernst & Young LLP, for professional services rendered for the audit of the Registrant's annual financial statements and services provided in connection with statutory and regulatory filings by the Registrant for the Funds for fiscal years ended March 31, 2007 and 2006 were $240,010 and $209,400, respectively.

(b) AUDIT RELATED FEE. The aggregate fees accrued or paid to Ernst & Young, LLP by USAA Shareholder Account Services (SAS) for professional services rendered for audit related services related to the annual study of internal controls of the transfer agent for fiscal years ended March 31, 2007 and 2006 were $55,000 and $50,000, respectively. All services were preapproved by the Audit Committee.

(c) TAX FEES. The aggregate fees paid or accrued by the Registrant for professional services rendered by Ernst & Young LLP for the tax services are listed below in the table:

----------------------------------------------------------------------------------------------
               Review of Federal,
               State and City        Passive     Quarterly
               Income and tax        Foreign     Diversification
               returns and excise   Investment   Review under      Excise Tax
               tax calculations      Company     Subchapter M      Assistance          TOTAL
----------------------------------------------------------------------------------------------
FYE 03-31-2007     $     0            $    0       $ 4,027           $     0          $  4,027
FYE 03-31-2006     $46,660            $    0       $15,212           $ 1,888          $ 63,760
----------------------------------------------------------------------------------------------
TOTAL              $46,660            $    0       $19,239           $ 1,888          $ 67,787
----------------------------------------------------------------------------------------------

All tax service fees were preapproved by the Audit Committee.

(d) ALL OTHER FEES. No such fees were billed by Ernst & Young LLP for fiscal years ended March 31, 2007 and 2006.

(e)(1) AUDIT COMMITTEE PRE-APPROVAL POLICY. All audit and non-audit services to be performed for the Registrant by Ernst & Young LLP must be pre-approved by the Audit Committee. The Audit Committee Charter also permits the Chair of the Audit Committee to pre-approve any permissible non-audit service that must be commenced prior to a scheduled meeting of the Audit Committee. All non-audit services were pre-approved by the Audit Committee or its Chair, consistent with the Audit Committee's preapproval procedures.

   (2)  Not applicable.

(f)  Not applicable.

(g) The aggregate non-audit fees billed by Ernst & Young LLP for services rendered to the Registrant and the Registrant's investment adviser, IMCO, and the Funds' transfer agent, SAS, for March 31, 2007 and 2006 were $93,587 and $175,760, respectively.

(h) Ernst & Young LLP provided non-audit services to IMCO in 2007 and 2006 that were not required to be pre-approved by the Registrant's Audit Committee because the services were not directly related to the operations of the Registrant's Funds. The Board of Trustees will consider Ernst & Young LLP's independence and will consider whether the provision of these non-audit services to IMCO is compatible with maintaining Ernst & Young LLP's independence.



ITEM 5.  AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not Applicable.



ITEM 6.  SCHEDULE OF INVESTMENTS.

Filed as part of the report to shareholders.



ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not Applicable.



ITEM 8.  PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not Applicable.



Item 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not Applicable.



ITEM 10.  SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

The  Corporate   Governance   Committee  selects  and  nominates  candidates for
membership on the Board as independent directors. Currently, there is no procedure for shareholders to recommend candidates to serve on the Board.



ITEM 11.  CONTROLS AND PROCEDURES

The principal executive officer and principal financial officer of USAA Mutual Funds Trust (Trust) have concluded that the Trust's disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the Trust in this Form N-CSR/A was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms, based upon such officers' evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.

There were no significant changes or corrective actions with regard to significant deficiencies or material weaknesses in the Trust's internal controls or in other factors that could significantly affect the Trust's internal controls subsequent to the date of their evaluation. The only change to the procedures was to document the annual disclosure controls and procedures established for the new section of the shareholder reports detailing the factors considering by the Trust's Board in approving the Trust's advisory agreements.



ITEM 12.  EXHIBITS.

(a)(1). Code of Ethics pursuant to Item 2 of Form N-CSR/A is filed hereto exactly as set forth below:




                                 CODE OF ETHICS
                         FOR PRINCIPAL EXECUTIVE OFFICER
                          AND SENIOR FINANCIAL OFFICERS

                             USAA MUTUAL FUNDS TRUST

I.       PURPOSE OF THE CODE OF ETHICS

         USAA Mutual Funds Trust (the Trust or the Funds) has adopted this code of ethics (the Code) to comply with Section 406 of the Sarbanes-Oxley Act of 2002 (the Act) and implementing regulations of the Securities and Exchange Commission (SEC). The Code applies to the Trust's Principal Executive Officer, Principal Financial Officer and Principal Accounting Officer (each a Covered Officer), as detailed in Appendix A.

         The purpose of the Code is to promote:
            - honest and ethical conduct, including the ethical handling of actual or apparent conflicts of interest between the Covered Officers' personal and professional relationships;
            - full, fair, accurate, timely and understandable disclosure in reports and documents that the Trust files with, or submits to, the SEC and in other public communications made by the Trust;
            - compliance with applicable laws and governmental rules and regulations;
            - prompt internal reporting of violations of the Code to the Chief Legal Officer of the Trust, the President of the Trust (if the violation concerns the Treasurer), the Chair/CEO of USAA, and if deemed material to the Funds' financial condition or reputation, the Chair of the Trust's Board of Trustees; and
            -     accountability for adherence to the Code.

         Each Covered Officer should adhere to a high standard of business ethics and should be sensitive to actual and apparent conflicts of interest.

II.      CONFLICTS OF INTEREST

A.       DEFINITION OF A CONFLICT OF INTEREST.

         A conflict of interest exists when a Covered Officer's private interest influences, or reasonably appears to influence, the Covered Officer's judgment or ability to act in the best interests of the Funds and their shareholders. For example, a conflict of interest could arise if a Covered Officer, or an immediate family member, receives personal benefits as a result of his or her position with the Funds.

         Certain conflicts of interest arise out of relationships between Covered Officers and the Funds and are already subject to conflict of interest provisions in the Investment Company Act of 1940 (the 1940 Act) and the Investment Advisers Act of 1940 (the Advisers Act). For example, Covered Officers may not individually engage in certain transactions with the Funds because of their status as "affiliated persons" of the Funds. The USAA Funds' and USAA Investment Management Company's (IMCO) compliance programs and procedures are designed to prevent, or identify and correct, violations of these provisions. This Code does not, and is not intended to, repeat or replace these programs and procedures, and such conflicts fall outside of the parameters of this Code.

         Although typically not presenting an opportunity for improper personal benefit, conflicts could arise from, or as a result of, the contractual relationships between the Funds and IMCO of which the Covered Officers are also officers or employees. As a result, this Code recognizes that the Covered Officers will, in the normal course of their duties (whether formally for the Funds or for IMCO, or for both), be involved in establishing policies and implementing decisions that will have different effects on IMCO and the Funds. The participation of Covered Officers in such activities is inherent in the contractual relationship between the Funds and IMCO and is consistent with the performance by the Covered Officers of their duties as officers of the Funds. Thus, if performed in compliance with the provisions of the 1940 Act and the Advisers Act, such activities will be deemed to have been handled ethically.

         B. GENERAL RULE. Covered Officers Should Avoid Actual and Apparent Conflicts of Interest.

         Conflicts of interest, other than the conflicts described in the two preceding paragraphs, are covered by the Code. The following list provides examples of conflicts of interest under the Code, but Covered Officers should keep in mind that these examples are not exhaustive. The overarching principle is that the personal interest of a Covered Officer should not be placed improperly before the interest of the Funds and their shareholders.

         Each Covered Officer must not engage in conduct that constitutes an actual conflict of interest between the Covered Officer's personal interest and the interests of the Funds and their shareholders. Examples of actual conflicts of interest are listed below but are not exclusive. Each Covered Officer must not:

         - use his personal influence or personal relationships improperly to influence investment decisions or financial reporting by the Funds whereby the Covered Officer would benefit personally to the detriment of the Funds and their shareholders;
         - cause the Funds to take action, or fail to take action, for the individual personal benefit of the Covered Officer rather than the benefit of the Funds and their shareholders.
         - accept gifts, gratuities, entertainment or any other benefit from any person or entity that does business or is seeking to do business with the Funds DURING CONTRACT NEGOTIATIONS.
         - accept gifts, gratuities, entertainment or any other benefit with a market value over $100 per person, per year, from or on behalf of any person or entity that does, or seeks to do, business with or on behalf of the Funds.
              - EXCEPTION. Business-related entertainment such as meals, and tickets to sporting or theatrical events, which are infrequent and not lavish are excepted from this prohibition. Such entertainment must be appropriate as to time and place, reasonable and customary in nature, modest in cost and value, incidental to the business, and not so frequent as to raise any question of impropriety (Customary Business Entertainment).

         Certain situations that could present the appearance of a conflict of interest should be discussed with, and approved by, or reported to, an appropriate person. Examples of these include:

         - service as a director on the board or an officer of any public or private company, other than a USAA company or the Trust, must be approved by the USAA Funds' and IMCO's Code of Ethics Committee and reported to the Trust.
         - the receipt of any non-nominal (i.e., valued over $25) gifts from any person or entity with which a Trust has current or prospective business dealings must be reported to the Chief Legal Officer. For purposes of this Code, the individual holding the title of Secretary of the Trust shall be considered the Chief Legal Officer of the Trust.
         - the receipt of any business-related entertainment from any person or entity with which the Funds have current or prospective business dealings must be approved in advance by the Chief Legal Officer unless such entertainment qualifies as Customary Business Entertainment.
         - any ownership interest in, or any consulting or employment relationship with, any of the Trust's service providers, other than IMCO or any other USAA company, must be approved by the Chair/CEO of USAA and reported to the Trust's Board.
         - any material direct or indirect financial interest in commissions, transaction charges or spreads paid by the Funds for effecting portfolio transactions or for selling or redeeming shares other than an interest arising from the Covered Officer's employment, such as compensation or equity ownership should be approved by the Chair/CEO of USAA and reported to the Trust's Board.

III.     DISCLOSURE AND COMPLIANCE REQUIREMENTS

         - Each Covered Officer should familiarize himself with the disclosure requirements applicable to the Funds, and the procedures and policies implemented to promote full, fair, accurate, timely and understandable disclosure by the Trust.
         - Each Covered Officer should not knowingly misrepresent, or cause others to misrepresent, facts about the Funds to others, whether within or outside the Funds, including to the Funds' Trustees and auditors, and to government regulators and self-regulatory organizations.
         - Each Covered Officer should, to the extent appropriate within his area of responsibility, consult with other officers and employees of the Funds and IMCO with the goal of promoting full, fair, accurate, timely and understandable disclosure in the reports and documents filed by the Trust with, or submitted to, the SEC, and in other public communications made by the Funds.
         - Each Covered Officer is responsible for promoting compliance with the standards and restrictions imposed by applicable laws, rules and regulations, and promoting compliance with the
              USAA Funds' and IMCO's operating policies and procedures.
         -    A Covered Officer should not retaliate against any person who reports a potential violation of this Code in good faith.
         -    A Covered Officer should notify the Chief Legal Officer promptly if he knows of any violation of the Code. Failure to do so itself is a violation of this Code.

IV.      REPORTING AND ACCOUNTABILITY

         A. INTERPRETATION OF THE CODE. The Chief Legal Officer of the Trust is responsible for applying this Code to specific situations in which questions are presented under it and has the authority to interpret the Code in any particular situation. The Chief Legal Officer should consult, if appropriate, the USAA Funds' outside counsel or counsel for the Independent Trustees. However, any approvals or waivers sought by a Covered Officer will be reported initially to the Chair/CEO of USAA and will be considered by the Trust's Board of Trustees.

         B.     REQUIRED REPORTS

                -     EACH COVERED OFFICER MUST:
                      - Upon adoption of the Code, affirm in writing to the Board that he has received, read and understands the Code.
                      - Annually thereafter affirm to the Chief Legal Officer that he has complied with the requirements of the Code.

                -     THE CHIEF LEGAL OFFICER MUST:
                      - report to the Board about any matter or situation submitted by a Covered Officer for interpretation under the Code, and the advice given by the Chief Legal Officer;
                      - report annually to the Board and the Corporate Governance Committee describing any issues that arose under the Code, or informing the Board and Corporate Governance Committee that no reportable issues occurred during the year.

         C.       INVESTIGATION PROCEDURES

         The Funds will follow these procedures in investigating and enforcing this Code:

               - INITIAL COMPLAINT. All complaints or other inquiries concerning potential violations of the Code must be reported to the Chief Legal Officer. The Chief Legal Officer shall be responsible for documenting any complaint. The Chief Legal Officer also will report immediately to the President of the Trust (if the complaint involves the Treasurer), the Chairman/CEO of USAA and the Chair of the Trust's Audit Committee (if the complaint involves the President) any material potential violations that could have a material effect on the Funds' financial condition or reputation. For all other complaints, the Chief Legal Officer will report quarterly to the Board.
               - INVESTIGATIONS. The Chief Legal Officer will take all appropriate action to investigate any potential violation unless the Chair/CEO of USAA directs another person to undertake such investigation. The Chief Legal Officer may utilize USAA's Office of Ethics to do a unified investigation under this Code and USAA's Code of Conduct. The Chief Legal Officer may direct the Trust's outside counsel or the counsel to the Independent Trustees (if any) to participate in any investigation under this Code.
               - STATUS REPORTS. The Chief Legal Officer will provide monthly status reports to the Board about any alleged violation of the Code that could have a material effect on the Funds' financial condition or reputation, and quarterly updates regarding all other alleged violations of the Code.
               - VIOLATIONS OF THE CODE. If after investigation, the Chief Legal Officer, or other investigating person, believes that a violation of the Code has occurred, he will report immediately to the Chair/CEO of USAA the nature of the violation, and his recommendation regarding the materiality of the violation. If, in the opinion of the investigating person, the violation could materially affect the Funds' financial condition or reputation, the Chief Legal Officer also will notify the Chair of the Trust's Audit Committee.
                  The Chief Legal Officer will inform, and make a recommendation to, the Board, which will consider what further action is appropriate. Appropriate action could include: (1) review of, and modifications to, the Code or other applicable policies or procedures; (2) notifications to appropriate personnel of IMCO or USAA; (3) dismissal of the Covered Officer; and/or
                  (4) other disciplinary actions including reprimands or fines.
                  - The Board of Trustees understands that Covered Officers also are subject to USAA's Code of Business Conduct. If a violation of this Code also violates USAA's Code of Business Conduct, these procedures do not limit or restrict USAA's ability to discipline such Covered Officer under USAA's Code of Business Conduct. In that event, the Chairman of the Board of Trustees will report to the Board the action taken by USAA with respect to a Covered Officer.

V.       OTHER POLICIES AND PROCEDURES

         This Code shall be the sole code of ethics adopted by the Funds for purposes of Section 406 of the Act and the implementing regulations adopted by the SEC applicable to registered investment companies. If other policies and procedures of the Trust, IMCO, or other service providers govern or purport to govern the behavior or activities of Covered Officers, they are superseded by this Code to the extent that they overlap, conflict with, or are more lenient than the provisions of this Code. The USAA Funds' and IMCO's Joint Code of Ethics under Rule 17j-1 under the 1940 Act, and IMCO's more detailed compliance policies and procedures (including its Insider Trading Policy) are separate requirements applying to Covered Officers and other IMCO employees, and are not part of this Code. Also, USAA's Code of Conduct imposes separate requirements on Covered Officers and all employees of USAA, and also is not part of this Code.

VI.      AMENDMENTS

         Any amendment to this Code, other than amendments to Appendix A, must be approved or ratified by majority vote of the Board of Trustees.

VII.     CONFIDENTIALITY AND DOCUMENT RETENTION

         The Chief Legal Officer shall retain material investigation documents and reports required to be prepared under the Code for six years from the date of the resolution of any such complaint. All reports and records prepared or maintained pursuant to this Code will be considered confidential and shall be maintained and protected accordingly. Except as otherwise required by law or this Code, such matters shall not be disclosed to anyone other than the appropriate Board of Trustees and counsel for the Independent Trustees (if any), the Trust and its counsel, IMCO, and other personnel of USAA as determined by the affected Trust's Chief Legal Officer or the Chairman of the Board of Trustees.



Approved and adopted by IMCO's Code of Ethics Committee: June 12, 2003 Approved and adopted by the Boards of Directors/Trustees of USAA Mutual Fund, Inc., USAA Tax-Exempt Fund, Inc., USAA Investment Trust & USAA State Tax-Free
Trust: June 25, 2003.

Approved and adopted by the Board of Trustees of USAA Life Investment Trust:
August 20, 2003.

Approved and adopted as amended by IMCO's Code of Ethics Committee: August 15, 2005.

Approved and adopted as amended by the Boards of Directors/Trustees of USAA Mutual Fund, Inc., USAA Tax-Exempt Fund, Inc., USAA Investment Trust & USAA State Tax-Free Trust: September 14, 2005.

Approved and adopted as amended by the Board of Trustees of USAA Life Investment
Trust: December 8, 2005.

Approved and adopted as amended by IMCO's Code of Ethics Committee: August 16, 2006.

Approved and adopted by the Board of Trustees of USAA Mutual Funds Trust:
September 13, 2006.


                                   APPENDIX A
                                COVERED OFFICERS
                                ----------------


                                   PRESIDENT
                                   TREASURER

(a)(2). Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

(a)(3). Not Applicable.

(b). Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b))is filed and attached hereto as Exhibit 99.906CERT.



                                   SIGNATURES


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:  USAA MUTUAL FUNDS TRUST, Period Ended March 31, 2007

By:*     /s/ MARK S. HOWARD
         -----------------------------------------------------------
         Signature and Title:  Mark S. Howard, Secretary

Date:    02/20/2008
         ------------------------------

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:*     /s/ CHRISTOPHER W. CLAUS
         -----------------------------------------------------
         Signature and Title:  Christopher W. Claus, President

Date:    02/21/2008
         ------------------------------


By:*     /s/ DEBRA K. DUNN
         ----------------------------------------------
         Signature and Title:  Debra K. Dunn, Treasurer

Date:    02/21/2008
         ------------------------------


*Print the name and title of each signing officer under his or her signature.